Schedule of Fair Values of Pension Plan Assets by Asset Class and Fair Value Hierarchy Level (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	$ 638,106	$ 596,207
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	46,467	44,890
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	45,604	44,036
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	41	145
Quoted Prices In Active Markets For Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	41	145
Quoted Prices In Active Markets For Identical Assets (Level 1) | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	41	145
Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	545,994	507,136
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	92,071	88,926
Significant Unobservable Inputs (Level 3) | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	46,467	44,890
Significant Unobservable Inputs (Level 3) | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	45,604	44,036
Mid Sized To Large Cap | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	177,497	169,176
Mid Sized To Large Cap | Significant Observable Inputs (Level 2) | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	177,497	169,176
International And Emerging Growth Funds | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	186,272	169,678
International And Emerging Growth Funds | Significant Observable Inputs (Level 2) | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	186,272	169,678
Core Fixed Income | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	182,225	168,282
Core Fixed Income | Significant Observable Inputs (Level 2) | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	$ 182,225	$ 168,282